STOCKHOLDERS' EQUITY - Common Stock Shares (Details) - $ / shares	Jun. 30, 2021	Feb. 24, 2021	Feb. 09, 2021	Dec. 31, 2020	Dec. 31, 2019
STOCKHOLDERS' EQUITY
Common shares, shares authorized (in shares)	50,000,000			50,000,000	50,000,000
Common shares, par value (in dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	3,724,393			2,875,000	2,875,000
Common shares, shares outstanding (in shares)	3,724,393	2,875,000	4,312,500	2,875,000	2,875,000
Common stock subject to possible redemption (in shares)	11,058,607			0